Tax - Other (Details) - GBP (£) £ in Millions			12 Months Ended
	Apr. 01, 2023	Oct. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax
Deferred tax asset			£ 2,178	£ 1,195
Deferred tax liability			£ 227	£ 359
UK corporation tax		8.00%	19.00%	19.00%	19.00%
Charge/(credit) to income statement			£ (236)	£ (9)
(Credit)/charge to other comprehensive income			(916)	(224)
UK tax rate change impact			10	(165)	£ (75)
Deferred tax assets that have not been recognised			5,534	5,437	4,965
Tax losses and other temporary differences for which no deferred tax asset has been recognised			25,742	24,699	25,091
Deferred tax liabilities not recognised			257	302	242
Expected future taxation from unrecognised deferred tax liabilities			0
Temporary differences associated with investments in subsidiaries and branches			1,010	1,032	1,021
Underlying temporary differences in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches			1,010	1,032	1,021
UK banking surcharge		8.00%
Deferred tax assets that have not been recognised			25,742	24,699	£ 25,091
Forecast
Deferred tax
UK corporation tax	3.00%
UK banking surcharge	3.00%
within 5 years
Deferred tax
Tax losses and other temporary differences for which no deferred tax asset has been recognised			75
Deferred tax assets that have not been recognised			75
After 5 years
Deferred tax
Tax losses and other temporary differences for which no deferred tax asset has been recognised			4,774
Deferred tax assets that have not been recognised			4,774
Total losses carried forward
Deferred tax
Deferred tax asset			952	899
Charge/(credit) to income statement			£ (51)	(1)
Country of domicile
Deferred tax
Limit of offset of losses carried forward (as a percent)			25.00%
Country of domicile | Total losses carried forward
Deferred tax
Deferred tax asset			£ 900	840
NatWest Markets Plc | Total losses carried forward
Deferred tax
Deferred tax asset			3	56
Tax losses for which deferred tax assets are recognised			12
Tax losses and other temporary differences for which no deferred tax asset has been recognised			5,538
Deferred tax assets that have not been recognised			5,538
National Westminster Bank Plc | Total losses carried forward
Deferred tax
Deferred tax asset			445	608
Tax losses carried forward			2,718
Tax losses for which deferred tax assets are recognised			1,847
RBS plc | Total losses carried forward
Deferred tax
Deferred tax asset			452	176
Tax losses carried forward			3,692
Tax losses for which deferred tax assets are recognised			1,821
UBIDAC | Total losses carried forward
Deferred tax
Deferred tax asset			6	£ 11
Tax losses for which deferred tax assets are recognised			48
NWM N.V.
Deferred tax
Deferred tax asset			48
NWM N.V. | Total losses carried forward
Deferred tax
Deferred tax asset			46
Tax losses carried forward			2,914
Tax losses for which deferred tax assets are recognised			£ 186